UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2022

Miller Income Fund

Class A  LMCJX

Class C  LCMNX

Class FI  LMCKX

Class I  LMCLX

Class IS  LMCMX

Table of contents

Miller Income Fund
Manager commentary	1
Fund at a glance	5
Fund expenses	6
Schedule of investments	8
Statement of assets and liabilities	12
Statement of operations	14
Statements of changes in net assets	15
Financial highlights	16
Notes to financial statements	21
Additional information	31
Privacy notice	32
Directory of funds' service providers	Back Cover

Miller Income Fund 2022 Semi-Annual Report

Miller Income Fund manager commentary

The Miller Income Fund's I-shares returned -8.01% for the first 6 months of the Fund's fiscal year, while the unmanaged high-yield benchmark was down 3.89%. In the first quarter of 2022, most asset classes declined, and smaller companies, which make up a large share of the Income Fund, generally fared the worst. This is apparent in the Russell 2000's -7.5% drop against the larger-cap Russell 1000's -5.1% decline. The Fund's performance in Q1 2022 was not atypical, as our worst relative quarters have historically occurred in conjunction with broader pullbacks. This is because we approach the world and security valuations from a probabilistic perspective of optimism, as the economy tends to grow most of the time and trying to predict upcoming recessions has historically been a fool's errand, regardless of the indicator or judgement used. The economists at the National Bureau of Economic Research who maintain a chronology of business cycles only do so with the aid of many months of hindsight.

Still, the best starting point for understanding what is likely to happen in the real economy is the market itself, as markets discount the future with the power of collective wisdom. As of the middle of April, the market is telling us the economy is still strong, though the rate of growth is now slowing due to overheating and inflation. While the Federal Open Market Committee is meeting its maximum employment goal, it is falling further behind on its price stability goal. The oft-mentioned supply-chain constraints are preventing a fully employed and flush consumer from getting what he wants, causing a rapid spike in the price of almost everything from labor to capital, compressing profit margins in the process. Marginal returns on capital are rising much faster for capital-intensive industries than they are for service-based capital-light industries, which partially explains why so-called "value" securities have been outperforming "growth." With unemployment claims running at an all-time low, the quickest way to fill a job is to pay more, helping push inflation to a forty-year high.

Red-hot inflation now looks like it is weighing on growth. Over the course of 15 months, the 30-year fixed mortgage rate has gone from just below 3%, or the lowest level on record, to just over 5%, which is a level we have not seen in over a decade. The market is telling us that the spike in annual cash outlays for the homebuyer may coincide with an imminent slowdown in the real estate market, as the homebuilders ETF is off 28% year-to-date. However, with the most recent Case-Shiller numbers showing that home prices grew at an all-time high rate of 18.6% in 2021, only paying 5% to own that asset seems like such a no-brainer that one can only wonder how the situation resolves itself.

All of these extremes in the housing, capital and labor markets are causing some to predict a recession, which the National Bureau of Economic Research defines as "a significant decline in economic activity that is spread across the economy and that lasts more than a few months." The Atlanta Fed estimates that real GDP grew

Miller Income Fund 2022 Semi-Annual Report

Miller Income Fund manager commentary (cont'd)

at 1.1% in the first quarter of this year, which is a slower rate of growth than we saw emerging from lockdowns, but it still represents growth. While the 2-to-10-year yield curve inverted for a day or two, it has since surged back into positive territory on a spike in rates at the long end of the curve, and more reliable yield curve indicators continue to suggest continued economic growth ahead. Market-derived inflation expectations also show no sign of rolling over.

So, how are we changing the portfolio to account for these extremes? We are continuing to look for and own yield-generating securities whose valuations are likely too low for a range of economic conditions. We have been selling debt that yields less than inflation as well as names that may not fare well in a volatile interest rate environment. There are many attractively priced securities with yield, and we are on the prowl. In the past, the Fund has done well in emergences from pullbacks, and we hope the balance of this year will be no different. As the largest shareholders of the Fund, we appreciate the support and welcome any questions or comments.

Bill Miller IV, CFA, CMT May 2, 2022

Average Annual Total Returns and Expenses (%) — as of 3/31/20221

	Without Sales Charges
	6 mos	1 Yr	3 Yr	5 Yr	Inception[2]
Class A	-8.13	-1.32	8.16	6.74	4.62
Class C	-8.38	-1.95	7.38	5.96	3.88
Class FI	-8.11	-1.41	8.25	6.81	4.61
Class I	-8.01	-1.07	8.47	7.07	4.90
Class IS	-7.88	-0.88	8.55	7.16	4.99
ICE BofA US High Yield Index	-3.89	-0.29	4.40	4.56	4.57
S&P 500 Index	5.92	15.65	18.92	15.99	13.81
	With Max Sales Charges
		1 Yr	3 Yr	5 Yr	Inception[2]
Class A	-13.38	-7.00	6.02	5.47	3.86
Class C	-9.28	-2.89	7.38	5.96	3.88

1  Performance greater than one year is annualized.

2  Fund incepted on 2/28/2014

Gross (Net) Expenses (%): Class A 1.26 (1.23); Class C 2.00 (1.97); Class FI 1.38 (1.35); Class I 1.01 (0.98), Class IS 0.94 (0.91). Miller Value Partners, LLC (the "Adviser") has agreed to waive fees and/or reimburse operating expenses (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2023, so that such annual operating expenses will not exceed 0.89%, subject to recapture as described below. Separately, with respect to Class I only, the Adviser has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.95%. Expense ratios are current to the most recent prospectus dated January 31, 2022. Net expenses are applicable to investors.

Miller Income Fund 2022 Semi-Annual Report

Performance shown represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so shares, when redeemed, may be worth more or less than the original cost. Class A shares have a maximum front end sales charge of 5.75%. Class C shares have a one year contingent deferred sales charge (CDSC) of 1.0%. If sales charges were included, performance shown would be lower. Total returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Total return figures are based on the NAV per share applied to shareholder subscriptions and redemptions, which may differ from the NAV per share disclosed in Fund shareholder reports.

Performance would have been lower if fees had not been waived in various periods. Numbers may be the same due to rounding. YTD is calculated from January 1 of the reporting year. All classes of shares may not be available to all investors or through all distribution channels. For the most recent month-end information, please call 888-593-5110.

The ICE BofA US High Yield Index tracks the performance of below-investment-grade, but not in default, U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody's and S&P. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. An investor cannot invest directly in an index. Unmanaged index returns do not reflect any fees, expenses or sales charges. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest-cap companies in the Russell 3000 Index. Return on capital is a profitability ratio that measures the return an investment generates for bondholders and stockholders.

The views expressed are those of the portfolio managers as of the date indicated, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Discussions of individual securities are intended to inform shareholders as to the basis (in whole or in part) for previously made decisions by a portfolio manager to buy, sell or hold a security in a portfolio. References to specific securities are not intended and should not be relied upon as the basis for anyone to buy, sell or hold any security. Portfolio holdings and sector allocations may not be representative of the portfolio manager's current or future investment and are subject to change at any time. Please refer to the schedule of investments in this report for complete holdings information.

Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small and mid-cap investments. Asset-backed, mortgage-backed or mortgage

Miller Income Fund 2022 Semi-Annual Report

Miller Income Fund manager commentary (cont'd)

related securities are subject to prepayment and extension risks. Investments in MLP securities are subject to unique risks, including the risks of MLPs and the energy sector, including the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, and changes in tax laws. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. High yield bonds are subject to greater price volatility, illiquidity, and possibility of default. As a non-diversified Fund, it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund's losses from events affecting a particular issuer. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The Miller Value Funds are distributed by Quasar Distributors, LLC.

Must be preceded or accompanied by a prospectus.

Miller Income Fund 2022 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

Miller Income Fund 2022 Semi-Annual Report

Fund expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2021 and held for the six months ended March 31, 2022.

Actual Expenses

The table below titled "Based on total actual return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical Example for Comparison Purposes

The table below titled "Based on hypothetical actual return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Miller Income Fund 2022 Semi-Annual Report

Based on total actual return1

	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-8.13%	$1,000.00	$918.70	1.21%	$5.81
Class C	-8.38	1,000.00	916.20	1.95	9.33
Class FI	-8.11	1,000.00	918.90	1.22	5.83
Class I	-8.01	1,000.00	919.90	0.95	4.57
Class IS	-7.88	1,000.00	921.20	0.89	4.29

Based on hypothetical actual return1

	Hypothetical Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,018.88	1.21%	$6.11
Class C	5.00	1,000.00	1,015.19	1.95	9.82
Class FI	5.00	1,000.00	1,018.85	1.22	6.14
Class I	5.00	1,000.00	1,020.17	0.95	4.81
Class IS	5.00	1,000.00	1,020.47	0.89	4.51

1  For the six months ended March 31, 2022.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value or does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CSDC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Miller Income Fund 2022 Semi-Annual Report

Schedule of Investments (unaudited)

March 31, 2022

Miller Income Fund

Security	Shares	Value
Common Stocks — 65.3%
Consumer Discretionary — 7.3%
Diversified Consumer Services — 4.8%
H&R Block Inc.	410,000	$10,676,400
Specialty Retail — 2.5%
Chico's FAS Inc.*	1,180,900	5,668,320
Total Consumer Discretionary		16,344,720
Consumer Staples — 3.1%
Tobacco — 3.1%
British American Tobacco PLC	165,000	6,924,130
Total Consumer Staples		6,924,130
Energy — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
Alliance Resource Partners LP	350,000	5,400,500
Total Energy		5,400,500
Financials — 22.3%
Banks — 1.3%
Citigroup Inc.	55,000	2,937,000
Sberbank of Russia PJSC — ADR	633,000	—
Total Banks		2,937,000
Capital Markets — 9.1%
Apollo Global Management Inc.	85,000	5,269,150
B Riley Financial, Inc.	10,000	699,600
Carlyle Group Inc/The	88,000	4,304,080
Lazard Ltd., Class A Shares	137,200	4,733,400
Sculptor Capital Management Inc.	372,400	5,187,532
Total Capital Markets		20,193,762
Consumer Finance — 3.9%
OneMain Holdings Inc.	182,700	8,661,807
Diversified Financial Services — 3.3%
Jackson Financial, Inc.	167,500	7,408,525
Mortgage Real Estate Investment Trusts (REITs) — 3.2%
Chimera Investment Corp.	341,400	4,110,456
MFA Financial Inc.	773,850	3,118,616
Total Mortgage Real Estate Investment Trusts (REITs)		7,229,072
Thrifts & Mortgage Finance — 1.4%
Home Point Capital Inc.	1,014,045	3,153,680
Total Financials		49,583,845

Miller Income Fund 2022 Semi-Annual Report

Miller Income Fund

Security		Shares	Value
Health Care — 7.2%
Pharmaceuticals — 7.2%
Organon & Co.		180,000	$6,287,400
Viatris Inc.		885,000	9,628,800
Total Health Care			15,916,200
Industrials — 7.8%
Commercial Services & Supplies — 7.8%
Pitney Bowes Inc.		1,210,000	6,292,000
Public Policy Holding Co, Inc.*		4,120,025	7,712,463
Quad/Graphics Inc.*		477,800	3,315,932
Total Industrials			17,320,395
Materials — 10.1%
Chemicals — 5.4%
Chemours Co/The		380,600	11,981,288
Metals & Mining — 4.7%
Alrosa PJSC		2,978,100	—
Vale SA — ADR		525,000	10,494,750
Total Metals & Mining			10,494,750
Total Materials			22,476,038
Information Technology — 2.2%
Software — 1.5%
Stronghold Digital Mining, Inc.*		586,441	3,430,680
Technology Hardware, Storage & Peripherals — 0.7%
Diebold Nixdorf Inc.*		230,000	1,547,900
Total Information Technology			4,978,580
Real Estate — 2.8%
Equity Real Estate Investment Trusts (REITs) — 2.8%
CTO Realty Growth, Inc.		65,000	4,310,800
GEO Group Inc/The*		300,000	1,983,000
Total Real Estate			6,293,800
Total Common Stocks (Cost — $143,925,731)			145,238,209
	Rate
Preferred Stocks — 2.1%
Information Technology — 2.1%
Software — 2.1%
Greenidge Generation Holdings, Inc.	8.500%	210,000	4,630,500
Total Preferred Stocks (Cost — $5,229,688)			4,630,500

Miller Income Fund 2022 Semi-Annual Report

Schedule of Investments (unaudited) (cont'd)

March 31, 2022

Miller Income Fund

Security	Rate	Date	Amount	Value
Convertible Bonds — 1.8%
Health Care — 0.6%
Health Care Equipment & Supplies — 0.6%
SmileDirectClub, Inc.(a)*		2/1/26	$3,500,000	$1,231,472
Information Technology — 1.2%
Software — 1.2%
MicroStrategy Inc.	0.750%	12/15/25	1,900,000	2,683,750
Total Convertible Bond (Cost — $3,727,013)				3,915,222
Corporate Bonds — 30.5%
Communication Services — 3.3%
Diversified Telecommunication Services — 3.3%
Lumen Technologies Inc.	7.600%	9/15/39	7,500,000	7,275,000
Total Communication Services				7,275,000
Consumer Discretionary — 5.6%
Multiline Retail — 1.6%
Nordstrom Inc.	7.000%	1/15/38	3,437,000	3,462,023
Specialty Retail — 4.0%
Bed Bath & Beyond Inc.	5.165%	8/1/44	12,509,000	9,006,480
Total Consumer Discretionary				12,468,503
Energy — 2.3%
Oil & Gas Refining — 2.3%
PBF Holding Co LLC / PBF Finance Corp.	7.250%	6/15/25	5,550,000	5,050,500
Total Energy				5,050,500
Health Care — 9.0%
Pharmaceuticals — 9.0%
Columbia Care, Inc.	9.500%	2/3/26	10,000,000	10,175,000
Endo Finance LLC(a)	6.000%	6/30/28	17,352,000	9,890,640
Total Health Care				20,065,640
Industrials — 3.9%
Commercial Services & Supplies — 3.9%
Pitney Bowes Inc.(a)	7.250%	3/15/29	9,100,000	8,599,500
Total Industrials				8,599,500
Materials — 1.6%
Metals & Mining — 1.6%
Cleveland-Cliffs Inc.	6.250%	10/1/40	3,605,000	3,550,925
Total Materials				3,550,925

Miller Income Fund 2022 Semi-Annual Report

Miller Income Fund

Security	Rate	Date	Amount	Value
Real Estate — 4.9%
Equity Real Estate Investment Trusts (REITs) — 4.9%
GEO Group Inc/The	5.875%	10/15/24	$12,550,000	$10,855,750
Total Real Estate				10,855,750
Total Corporate Bonds (Cost — $67,085,478)				67,865,818
Rights — 0.0%
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Ultra Resources Escrow Position*			11,195	—
Total Rights (Cost — $0)				—
Total Investments — 99.6% (Cost — $219,967,911)				221,649,749
Other Assets in Excess of Liabilities — 0.4%				865,945
Total Net Assets — 100.0%				$222,515,694

ADR — American Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

LP — Limited Partnership

*  Non-income producing security.

(a)  Security was purchased to rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At March 31, 2022, the value of these securities totaled $19,721,612 or 8.9% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2022

Assets:
Investments, at value (Cost $219,967,911)	$221,649,749
Cash	418
Dividends and interest receivable	1,656,271
Receivable for fund shares sold	2,025
Prepaid expenses	60,781
Total Assets	223,369,244
Liabilities:
Payables:
Payable for fund shares repurchased	49,526
Line of credit payable (Note 9)	545,000
Investment management fees payable	123,993
Service and/or distribution fees payable	23,836
Accrued other expenses	111,195
Total Liabilities	853,550
Total Net Assets	$222,515,694
Net Assets:
Paid-in capital	$231,816,520
Total accumulated loss	(9,300,826)
Total Net Assets	$222,515,694

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2022 Semi-Annual Report

Net Assets:
Class A	$31,938,533
Class C	$30,579,530
Class FI	$339,089
Class I	$101,436,201
Class IS	$58,222,341
Shares Outstanding:
Class A	3,926,542
Class C	3,761,995
Class FI	41,705
Class I	12,490,760
Class IS	7,173,512
Net Asset Value:
Class A (and redemption price)	$8.13
Class C *	$8.13
Class FI (and redemption price)	$8.13
Class I (and redemption price)	$8.12
Class IS (and redemption price)	$8.12
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$8.63

*  Redemption price per share of Class C shares is NAV reduced by 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3)

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2022

Investment Income:
Dividends and distributions (Net of foreign tax of $45,974)	$3,311,816
Return of capital Distributions (Note 2(b))	(242,368)
Net Dividends and Distributions	3,069,448
Interest	3,811,523
Total Investment Income	6,880,971
Expenses:
Investment management fee (Note 3)	872,935
Distribution fees (Note 5)	214,640
Transfer agent expenses (Note 3)	71,890
Administration fees (Note 3)	70,631
Shareholder servicing fees (Note 5)	57,647
Registration fees	37,128
Shareholder reports	20,930
Custody fees (Note 3)	19,474
Legal fees	14,549
Audit and tax fees	8,727
Trustees' fees (Note 3)	7,280
Compliance fees	6,916
Interest expense (Note 9)	5,910
Insurance	1,457
Miscellaneous expenses	5,460
Total Expenses	1,415,574
Less: Fee waivers and/or expense reimbursement (Note 3)	(27,503)
Net Expenses	1,388,071
Net Investment Income	5,492,900
Realized and Unrealized Gain on Investments and Foreign Currency Translation (Notes 2):
Net Realized Gain From:
Investment transactions	13,755,815
Net Realized Gain	13,755,815
Net Change in Unrealized appreciation on:
Investment transactions	(38,950,456)
Foreign currency translation	(2,327)
Change in Net Unrealized Appreciation on Investments	(38,952,783)
Net Loss on Investments and Foreign Currency Translation	(25,196,968)
Decrease in Net Assets from Operations	$(19,704,068)

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2022 (unaudited) and the Year Ended September 30, 2021	2022	2021
Operations:
Net investment income	$5,492,900	$12,432,308
Net realized gain	13,755,815	24,681,977
Change in unrealized appreciation/depreciation	(38,952,783)	50,362,954
Increase (Decrease) in Net Assets from Operations	(19,704,068)	87,477,239
Distributions to shareholders from (Note 5):
Net investment income	(5,740,000)	(12,511,052)
Return of capital	—	(818,958)
Decrease in Net Assets from Distributions to Shareholders	(5,740,000)	(13,330,010)
Fund Share Transactions (Note 6):
Net proceeds from sale of shares	12,125,079	44,753,477
Reinvestment of distributions	5,488,251	12,970,052
Cost of shares repurchased	(25,917,277)	(51,470,476)
Increase in Net Assets from Fund Share Transactions	(8,303,947)	6,253,053
Increase (Decrease) in Net Assets	(33,748,015)	80,400,282
Net Assets:
Beginning of year	256,263,709	175,863,427
End of period	$222,515,694	$256,263,709

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class A Shares[1]	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.06	$6.36	$7.74	$8.90	$8.58	$7.82
Income (loss) from operations:
Net investment income	0.19	0.44	0.39	0.48	0.50	0.53
Net realized and unrealized gain (loss)	(0.92)	2.73	(1.29)	(1.03)	0.47	0.86
Total income (loss) from operations	(0.73)	3.17	(0.90)	(0.55)	0.97	1.39
Less distributions from:
Net investment income	(0.20)	(0.44)	(0.34)	(0.48)	(0.53)	(0.53)
Return of capital	—	(0.03)	(0.14)	(0.13)	(0.12)	(0.10)
Total distributions:	(0.20)	(0.47)	(0.48)	(0.61)	(0.65)	(0.63)
Net asset value, end of period	$8.13	$9.06	$6.36	$7.74	$8.90	$8.58
Total return[2]	-8.13%	50.36%	-11.19%	-5.76%	11.70%	18.42%
Net assets, end of period (000s)	$31,939	$36,250	$27,444	$36,462	$37,749	$12,061
Ratios to average net assets:
Gross expenses	1.24%[6]	1.26%	1.31%	1.29%	1.29%	1.32%
Net expenses[3,4]	1.21[6]	1.23[5]	1.23	1.26[5]	1.25	1.25
Net investment income	4.31[6]	5.22	5.62	6.10	5.67	6.40
Portfolio turnover rate	28%[7]	65%	77%	61%	37%	52%

*  For the six months ended March 31, 2022 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2023, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 1.25% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expenses were 0.01% and 0.02% for the years ended September 30, 2019 and 2021, respectively. Excluding interest, the net expense ratios were 1.25% and 1.21% for the years ended September 30, 2019 and 2021, respectively.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class C Shares[1]	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.05	$6.36	$7.73	$8.88	$8.56	$7.81
Income (loss) from operations:
Net investment income	0.16	0.38	0.33	0.43	0.40	0.46
Net realized and unrealized gain (loss)	(0.91)	2.72	(1.27)	(1.02)	0.50	0.86
Total income (loss) from operations	(0.75)	3.10	(0.94)	(0.59)	0.90	1.32
Less distributions from:
Net investment income	(0.17)	(0.38)	(0.31)	(0.44)	(0.47)	(0.48)
Return of capital	—	(0.03)	(0.12)	(0.12)	(0.11)	(0.09)
Total distributions:	(0.17)	(0.41)	(0.43)	(0.56)	(0.58)	(0.57)
Net asset value, end of period	$8.13	$9.05	$6.36	$7.73	$8.88	$8.56
Total return[2]	-8.38%	49.13%	-11.80%	-6.48%	11.00%	17.46%
Net assets, end of period (000s)	$30,580	$34,591	$26,784	$38,463	$35,203	$26,612
Ratios to average net assets:
Gross expenses	1.98%[6]	2.00%	2.05%	2.04%	2.04%	2.06%
Net expenses[3,4]	1.95[6]	1.97[5]	1.97	2.01[5]	2.00[5]	2.00
Net investment income	3.57[6]	4.48	4.84	5.43	4.60	5.62
Portfolio turnover rate	28%[7]	65%	77%	61%	37%	52%

*  For the six months ended March 31, 2022 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2023, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 2.00% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expenses were 0.01% and 0.02% for the years ended September 30, 2019 and 2021, respectively. Excluding interest, the net expense ratios were 2.00% and 1.95% for the years ended September 30, 2019 and 2021, respectively.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2022 Semi-Annual Report

Financial highlights (cont'd)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class FI Shares[1]	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.06	$6.36	$7.71	$8.86	$8.55	$7.80
Income (loss) from operations:
Net investment income	0.20	0.43	0.38	0.43	0.59	0.56
Net realized and unrealized gain (loss)	(0.92)	2.74	(1.25)	(0.98)	0.37	0.83
Total income (loss) from operations	(0.72)	3.17	(0.87)	(0.55)	0.96	1.39
Less distributions from:
Net investment income	(0.21)	(0.44)	(0.34)	(0.47)	(0.53)	(0.54)
Return of capital	—	(0.03)	(0.14)	(0.13)	(0.12)	(0.10)
Total distributions:	(0.21)	(0.47)	(0.48)	(0.60)	(0.65)	(0.64)
Net asset value, end of period	$8.13	$9.06	$6.36	$7.71	$8.86	$8.55
Total return[2]	-8.11%	50.25%	-10.82%	-5.80%	11.66%	18.44%
Net assets, end of period (000s)	$339	$208	$118	$209	$866	$40
Ratios to average net assets:
Gross expenses	1.25%[6]	1.38%	1.26%	1.26%[4]	1.36%	2.40%
Net expenses[3,4]	1.22[6]	1.35[5]	1.20	1.26[5]	1.25	1.25
Net investment income	4.46[6]	5.07	5.54	5.41	6.58	6.76
Portfolio turnover rate	28%[7]	65%	77%	61%	37%	52%

*  For the six months ended March 31, 2022 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Effective January 31, 2020, the adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2023, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 1.25% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4  Reflects fee waivers and expense reimbursements, or recapture of previous waivers.

5  Interest expenses were 0.01% and 0.02% for the years ended September 30, 2019 and 2021, respectively. Excluding interest, the net expense ratios were 1.25% and 1.33% for the years ended September 30, 2019 and 2021, respectively.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class I Shares[1]	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.05	$6.35	$7.73	$8.89	$8.56	$7.81
Income (loss) from operations:
Net investment income	0.20	0.46	0.40	0.51	0.51	0.56
Net realized and unrealized gain (loss)	(0.91)	2.73	(1.27)	(1.03)	0.49	0.85
Total income (loss) from operations	(0.71)	3.19	(0.87)	(0.52)	1.00	1.41
Less distributions from:
Net investment income	(0.22)	(0.46)	(0.36)	(0.50)	(0.54)	(0.55)
Return of capital	—	(0.03)	(0.15)	(0.14)	(0.13)	(0.11)
Total distributions:	(0.22)	(0.49)	(0.51)	(0.64)	(0.67)	(0.66)
Net asset value, end of period	$8.12	$9.05	$6.35	$7.73	$8.89	$8.56
Total return[2]	-8.01%	50.82%	-10.94%	-5.48%	12.12%	18.66%
Net assets, end of period (000s)	$101,436	$123,349	$80,483	$79,411	$68,138	$38,574
Ratios to average net assets:
Gross expenses	0.98%[6]	1.01%	1.05%	1.03%	1.04%	1.08%
Net expenses[3,4]	0.95[6]	0.98[5]	0.95	0.96[5]	0.95	0.95
Net investment income	4.54[6]	5.48	5.89	6.47	5.78	6.76
Portfolio turnover rate	28%[7]	65%	77%	61%	37%	52%

*  For the six months ended March 31, 2022 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2023, so that such annual operating expenses will not exceed 0.89%. Separately, the Adviser has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.95% for Class I. See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expenses were 0.01% and 0.02% for the years ended September 30, 2019 and 2021, respectively. Excluding interest, the net expense ratios were 0.95% and 0.96% for the years ended September 30, 2019 and 2021, respectively.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2022 Semi-Annual Report

Financial highlights (cont'd)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class IS Shares[1]	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.04	$6.35	$7.73	$8.88	$8.56	$7.80
Income (loss) from operations:
Net investment income	0.21	0.47	0.41	0.51	0.50	0.56
Net realized and unrealized gain (loss)	(0.91)	2.72	(1.28)	(1.01)	0.50	0.87
Total income (loss) from operations	(0.70)	3.19	(0.87)	(0.50)	1.00	1.43
Less distributions from:
Net investment income	(0.22)	(0.47)	(0.36)	(0.51)	(0.55)	(0.56)
Return of capital	—	(0.03)	(0.15)	(0.14)	(0.13)	(0.11)
Total distributions:	(0.22)	(0.50)	(0.51)	(0.65)	(0.68)	(0.67)
Net asset value, end of period	$8.12	$9.04	$6.35	$7.73	$8.88	$8.56
Total return[2]	-7.88%	50.75%	-10.87%	-5.38%	12.21%	18.91%
Net assets, end of period (000s)	$58,222	$61,866	$41,034	$51,497	$54,829	$48,985
Ratios to average net assets:
Gross expenses	0.92%[6]	0.94%	0.99%	0.97%	0.98%	1.01%
Net expenses[3,4]	0.89[6]	0.91[5]	0.88	0.86[5]	0.85	0.85
Net investment income	4.65[6]	5.55	5.92	6.49	5.69	6.78
Portfolio turnover rate	28%[7]	65%	77%	61%	37%	52%

*  For the six months ended March 31, 2022 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2023, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 0.85% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expenses were 0.01% and 0.02% for the years ended September 30, 2019 and 2021, respectively. Excluding interest, the net expense ratios were 0.85% and 0.89% for the years ended September 30, 2019 and 2021, respectively.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2022 Semi-Annual Report

Notes to financial statements

1. Organization

Miller Income Fund (the "Fund") is a separate non-diversified investment series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund seeks to provide a high level of income while maintaining the potential for growth.

2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

Miller Income Fund 2022 Semi-Annual Report

Notes to financial statements (cont'd)

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments*
Common Stocks	$145,238,209	$—	$—	**	$145,238,209
Preferred Stocks	4,630,500	—	—		4,630,500
Convertible Bond	—	3,915,222	—		3,915,222
Corporate Bonds	—	67,865,818	—		67,865,818
Rights	—	—	—		—
Total Investments	$149,868,709	$71,781,040	$—		$221,649,749

*  See Schedule of Investments for additional detailed categorizations.

**  Russia's invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. As a result there is no functioning or orderly market to the facilitate the liquidation of any Russian-based securities held by the Fund. As a result, the fair value of the Russian securities held in the Fund has been reduced to a negligible value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Convertible Preferred Stocks
Balance at September 30, 2021	$3,758,225
Purchases	—
Change in unrealized appreciation (depreciation)	(327,545)
Transfer from Level 3 to Level 1***	(3,430,680)
Balance at March 31, 2022	$—
Change in unrealized appreciation (depreciation) for Level 3 securities held at March 31, 2022	$—

***  The Stronghold Digital Mining Series A & B convertible preferred stocks were converted into common stock in December 2021. The stock is valued using current market quotations.

(b) Return of capital estimates. Distributions received from the Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of income and return of capital. Distributions received from

Miller Income Fund 2022 Semi-Annual Report

the Fund's investments in Real Estate Investment Trusts ("REITs") generally are comprised of income, realized capital gains and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs and MLPs based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions are declared and paid on a quarterly basis. The Fund intends to distribute all of its net investment income earned each quarter and any cash received during the quarter from its investments in MLPs and REITs. The Fund intends to distribute the cash received from MLPs and REITs even if all or a portion of that cash may represent a return of capital to the Fund. Distributions of net realized gains, if any, are declared at least annually. The character of distributions made to shareholders during the period may differ from their ultimate characterization for federal income tax purposes. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Miller Income Fund 2022 Semi-Annual Report

Notes to financial statements (cont'd)

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of March 31, 2022, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment management agreement and other related party transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.700%
Next $5 billion	0.675
Over $7.5 billion	0.650

Effective January 31, 2020, the Adviser contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses), so that such annual operating expenses will not exceed 0.89%. Separately, with respect to Class I only, the Adviser has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.95%. These arrangements cannot be terminated prior to January 31, 2023 without the Board of Trustees' consent.

Miller Income Fund 2022 Semi-Annual Report

Prior to January 31, 2020, the limit on annual operating expenses was established at a class level and inclusive of 12b-1 fees and shareholder servicing fees and did not exceed the class levels set forth below.

Class A	Class C	Class FI	Class I	Class IS
1.25%	2.00%	1.25%	0.95%	0.85%

During the period ended March 31, 2022, fees waived and/or expenses reimbursed amounted to $27,503.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class's total annual operating expenses have fallen to a level below the expense limitation ("expense cap") in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class's total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At March 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to be recaptured by the Adviser and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2022	$8,676	$10,195	$—	$34,287	$35,883
Expires September 30, 2023	24,517	25,075	114	72,819	49,588
Expires September 30, 2024	11,604	11,385	60	36,428	18,475
Expires March 31, 2025	3,918	3,804	41	12,614	7,126
Total	$48,715	$50,459	$215	$156,148	$111,072

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services") serves as the Fund's administrator and transfer agent. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC ("Quasar"), serves as the Fund's distributor and principal underwriter. For the period ended March 31, 2022, the Fund incurred the following expenses for administration & fund accounting, transfer agent, custody and compliance fees:

Administration & fund accounting	$70,631
Transfer agent	$57,647
Custody	$19,474
Compliance	$6,916

Miller Income Fund 2022 Semi-Annual Report

Notes to financial statements (cont'd)

At March 31, 2022, the Fund had payables for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

Administration & fund accounting	$22,274
Transfer agent	$24,915
Custody	$7,339
Compliance	$2,459

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $7,280 for their services and reimbursement of travel expenses during the period ended March 31, 2022. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.

For the period ended March 31, 2022, Quasar did not retain any sales charges for the Fund's Class A shares, and CDSCs for Class A and C shares.

4. Investments

During the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$67,558,508
Sales	$73,296,762

5. Class specific expenses and distributions

The Fund has adopted a Rule 12b-1 distribution and shareholder servicing plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively.

The Fund also has arrangements with various parties to provide ongoing sub-transfer agency services for each share class. Sub-transfer agency and/or distribution fees are accrued daily and paid monthly or quarterly.

Miller Income Fund 2022 Semi-Annual Report

For the period ended March 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Servicing Fees
Class A	$44,332	$12,225
Class C	169,928	10,052
Class FI	380	113
Class I	—	35,257
Total	$214,640	$57,647

Distributions by class for the period ended March 31, 2022, and year ended September 30, 2021 were as follows:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Net Investment Income:
Class A	$801,445	$1,783,694
Class C	641,037	1,515,986
Class FI	7,671	9,855
Class I	2,767,538	6,097,488
Class IS	1,522,309	3,104,029
Total	$5,740,000	$12,511,052
Return of Capital
Class A	$—	$144,309
Class C	—	96,169
Class FI	—	669
Class I	—	403,609
Class IS	—	204,202
Total	$—	$818,958

6. Shares of beneficial interest

At March 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with no par value. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	235,776	$2,124,552	1,136,088	$9,459,909
Shares issued on reinvestment	91,885	791,295	215,683	1,873,494
Shares repurchased	(402,052)	(3,615,609)	(1,663,320)	(13,746,659)
Net decrease	(74,391)	$(699,762)	(311,549)	$(2,413,256)

Miller Income Fund 2022 Semi-Annual Report

Notes to financial statements (cont'd)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class C
Shares sold	134,423	$1,219,029	563,981	$4,541,288
Shares issued on reinvestment	73,235	630,136	182,908	1,584,896
Shares repurchased	(266,617)	(2,368,172)	(1,137,349)	(9,504,048)
Net decrease	(58,959)	$(519,007)	(390,460)	$(3,377,864)
Class FI
Shares sold	29,859	$270,557	13,108	$114,986
Shares issued on reinvestment	896	7,671	1,071	9,466
Shares repurchased	(11,983)	(104,875)	(9,843)	(86,869)
Net increase	18,772	$173,353	4,336	$37,583
Class I
Shares sold	781,064	$7,055,169	3,603,979	$30,637,294
Shares issued on reinvestment	306,192	2,637,975	711,807	6,193,965
Shares repurchased	(2,231,172)	(19,828,621)	(3,347,463)	(28,132,900)
Net increase (decrease)	(1,143,916)	$(10,135,477)	968,323	$8,698,359
Class IS
Shares sold	166,374	$1,455,772	—	—
Shares issued on reinvestment	164,989	1,421,174	380,847	$3,308,231
Shares repurchased	—	—	—	—
Net increase	331,363	$2,876,946	380,847	$3,308,231
Total increase (decrease)	(927,131)	$(8,303,947)	651,497	$6,253,053

7. Income tax information

At September 30, 2021, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

Tax cost of investments	$211,707,669
Gross unrealized appreciation	$52,817,922
Gross unrealized depreciation	(12,512,812)
Net unrealized appreciation	$40,305,110
Capital loss carryforwards	(24,070,995)
Other book/tax temporary differences(a)	(90,873)
Total accumulated earnings	$16,143,242

(a)  Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Miller Income Fund 2022 Semi-Annual Report

For the year ended September 30, 2021, the following reclassifications have been made:

	Accumulated Net Earnings	Paid-in Capital
(a)	$892,325	$(892,325)

(a)  Reclassifications are due to the difference between the estimated and actual tax return of capital amount and book/tax differences in the treatment of various items.

At September 30, 2021, the Fund had capital loss carryforwards, which reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$11,435,081	$12,635,914	$24,070,995

8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2022, Morgan Stanley, LLC. held approximately 27%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

9. Line of Credit

The Fund has access to a $25 million line of credit through an agreement with US Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the period ended March 31, 2022 was as follows:

Maximum available credit	$25,000,000
Largest amount outstanding on an individual day	$4,674,000
Average daily loan outstanding	$1,060,295
Interest expense	$5,910
Loan outstanding as of March 31, 2022	$545,000
Average interest rate	3.31%

Miller Income Fund 2022 Semi-Annual Report

Notes to financial statements (cont'd)

10. Subsequent Events

Management has evaluated events and transactions that occurred subsequent to March 31, 2022 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

11. New Pronouncement

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices ("Rule 2a-5"). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund's financial statements.

Miller Income Fund 2022 Semi-Annual Report

Additional information (unaudited)

March 31, 2022

Proxy Voting Policies and Procedures

You may obtain a description of the Fund's proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-888-593-5110 or on the EDGAR Database on the SEC's website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund's Form N-PX is available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Miller Income Fund 2022 Semi-Annual Report

Privacy notice

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Miller Income Fund 2022 Semi-Annual Report

Investment Adviser

Miller Value Partners, LLC
One South Street
Suite 2550
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave.
Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Miller Value Funds

888.593.5110
millervaluefunds.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	June 3, 2022

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	June 3, 2022